STOCK-BASED COMPENSATION - Stock Option Activity For Time-based and Performance-based Options (Details) - OLD PlayStudios, Inc. - Stock options $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
No. of Options
Outstanding - December 31, 2020 | shares	77,640
Granted | shares	550
Exercised | shares	(3,161)
Forfeited | shares	(695)
Expired | shares	(59)
Outstanding - March 31, 2021 | shares	74,275
Unvested - March 31, 2021 | shares	36,467
Exercisable - March 31, 2021 | shares	37,808
Weighted-Average Exercise Price
Outstanding - December 31, 2020 | $ / shares	$ 0.20
Granted | $ / shares	1.83
Exercised | $ / shares	0.26
Forfeited | $ / shares	0.36
Expired | $ / shares	0.32
Outstanding - March 31, 2021 | $ / shares	0.21
Unvested - March 31, 2021 | $ / shares	0.18
Exercisable - March 31, 2021 | $ / shares	$ 0.23
Weighted- Average Remaining Term (in Years)
Outstanding - March 31, 2021	6 years 10 months 24 days
Unvested - March 31, 2021	8 years 1 month 6 days
Exercisable - March 31, 2021	5 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding - March 31, 2021 | $	$ 84,448
Unvested - March 31, 2021 | $	42,426
Exercisable - March 31, 2021 | $	$ 42,022